SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 channel	Dec. 31, 2012 channel	Dec. 31, 2011 segment channel	Dec. 31, 2010 channel segment
SEGMENT REPORTING
Number of major product distribution channels	4	4	4	3
Number of operating segments				3
Number of segments into which online platform segment has been divided			2
Segment reporting
Revenues	$ 87,423,133	$ 151,816,057	$ 217,893,838
Cost of goods sold (excluding depreciation and amortization)	52,693,511	97,466,871	144,738,541
Gross Profit	34,729,622	54,349,186	73,155,297
Selling, general and administrative expenses	58,780,238	76,309,520	104,534,226
Depreciation and amortization	5,227,083	4,216,962	4,411,298
Other operating income, net	(6,484,477)	(1,805,346)	(932,748)
Loss from operations	(22,793,222)	(24,371,950)	(34,857,479)
Interest expense	(341,773)
Interest income	977,104	2,143,396	2,231,462
Other income, net	1,039,084	120,315	2,307,270
Loss before income tax, equity in an affiliate and noncontrolling interests	(21,118,807)	(22,108,239)	(30,318,747)
Apparel and accessories
Segment reporting
Revenues	43,628,443	96,896,947	156,299,108
Home products
Segment reporting
Revenues	134,906	10,315,617	20,636,356
Healthcare products
Segment reporting
Revenues	43,641,444	44,352,636	40,607,636
Others
Segment reporting
Revenues	18,340	250,857	350,738
E-commerce Channel
Segment reporting
Revenues	22,046,898	71,830,359	118,502,166
Cost of goods sold (excluding depreciation and amortization)	17,765,539	57,679,033	92,686,952
Gross Profit	4,281,359	14,151,326	25,815,214
Call Center
Segment reporting
Revenues	43,670,989	47,966,846	52,783,982
Cost of goods sold (excluding depreciation and amortization)	18,788,344	19,155,224	24,399,891
Gross Profit	24,882,645	28,811,622	28,384,091
Company Owned Stores
Segment reporting
Revenues	14,239,661	17,343,134	25,770,146
Cost of goods sold (excluding depreciation and amortization)	10,101,955	9,894,793	12,914,304
Gross Profit	$ 4,137,706	$ 7,448,341	$ 12,855,842